Capstone Series Fund, Inc.
5847 San Felipe, Suite 4100
Houston, TX 77057

August 5, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Capstone Series Fund, Inc. (“Registrant”)
File Nos. 002-83397; 811-01436

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“Securities Act”), the undersigned hereby certifies, on behalf of Registrant, that (1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 49, which was filed on August 4, 2011, and (2) the text of Post-Effective Amendment No. 49 was filed electronically on August 4, 2011.

If you have questions regarding this filing, please contact the undersigned at 1-800-262-6631.

Sincerely,

/s/ Edward L. Jaroski
Edward L. Jaroski,
President